Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 5. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accrued expenses consisted of the following at the dates indicated:

	September 30, 2023	December 31, 2022
Accrued expenses:
Accrued legal fees	$361,592	$1,905,225
Accrued printing costs related to S-4 filing	687,000	—
Accrued accounting fees	—	1,600
Total accrued expenses	$1,048,592	$1,906,825

At September 30, 2023 and December 31, 2022, accounts payable was $5,478,623 and $783,055, respectively. These amounts were comprised of legal fees that were billed as of September 30, 2023 and December 31, 2022 of $4,929,584 and $752,885, respectively.